                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9-30-04

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Delta Partners LLC

Address:  One International Place Suite 2401
          Boston, MA 02110


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Camillone
Title:   Client Service Rep
Phone:   212-215-9177


Signature, Place, and Date of Signing:

   Paul Camillone                 New York, NY                 11-12-04
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2
                                         ------------
Form 13F Information Table Entry Total:      58
                                         ------------
Form 13F Information Table Value Total:  $305,599,292
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

   1      28-10513                      Christopher Argyrople
-------   ---------------------------   --------------------------------
   2      28-10514                      Charles Jobson
-------   ---------------------------   --------------------------------

                              FORM 13F                                 9/30/2004

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                                                      VALUATION CURRENCY: USD

          ITEM 1              ITEM 2    ITEM 3         ITEM 4        ITEM 5             ITEM 6         ITEM 7         ITEM 8
      Name of Issuer          TITLE     CUSIP          FAIR        SHARES OF         INVEST. DESC.      MANA-    VOTING AUTHORITY
                               OF       NUMBER         MARKET      PRINCIPAL                    SHARED  GERS
                             CLASS                     VALUE        AMOUNT       SOLE   SHARED  OTHER         SOLE  SHARED   OTHER
                                                                                  (A)     (B)     (C)          (A)    (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
HYPERCOM CORP RSTD           OTC EQ    8358132    $ 9,188,100.00   1,245,000 N              X            1,2       1,245,000
WTS HOLLYWOOD MEDIA CORP     OTC EQ    8904829A   $   241,500.00     150,000 N              X            1,2        150,000
INNOVO GROUP INC NEW         OTC EQ    9050711    $ 1,645,650.00     795,000 N              X            1,2        795,000
TRIPATH TECH INC             OTC EQ    9062912    $   793,322.00     466,660 N              X            1,2        466,660
TAG-IT PACIFIC COMMON        OTC EQ    9143193    $ 2,245,250.00     641,500 N              X            1,2        641,500
ACE CASH EXPRESS INC         OTC EQ    004403101  $11,007,108.00     422,700 N              X            1,2        422,700
AIRTRAN HLDGS INC            COMMON    00949P108  $ 4,980,000.00     500,000 N              X            1,2        500,000
***AGRIUM INC                COMMON    8916108    $11,100,000.00     625,000 N              X            1,2        625,000
AMR CORP-DEL                 COMMON    001765106  $ 2,199,000.00     300,000 N              X            1,2        300,000
ON ASSIGNMENT INC            OTC EQ    682159108  $ 6,364,532.00   1,430,232 N              X            1,2       1,430,232
AMERICAN SAFETY INSURANCE    COMMON    G02995101  $ 1,416,580.00     103,400 N              X            1,2        103,400
ARCH WIRELESS INC CL A       OTC EQ    39392709   $ 2,524,361.00      87,865 N              X            1,2         87,865
AXT INC                      OTC EQ    00246W103  $   351,330.00     237,385 N              X            1,2        237,385
ASPEN TECHNOLOGY INC         OTC EQ    045327103  $ 1,881,708.00     269,200 N              X            1,2        269,200
BASF AG SPONS ADR            PREFER     55262505  $16,057,980.00     272,400 N              X            1,2        272,400
BOYD GAMING CORP             COMMON    103304101  $10,117,110.00     359,400 N              X            1,2        359,400
CENTRAL GARDEN & PET CO      OTC EQ    153527106  $ 2,296,500.00      75,000 N              X            1,2         75,000
CIENA CORP                   OTC EQ    171779101  $    44,653.00      22,552 N              X            1,2         22,552
CONEXANT SYSTEMS INC         OTC EQ    207142100  $   231,539.00     144,712 N              X            1,2        144,712
AMERICAS CAR MART INC        OTC EQ    03062T105  $ 6,253,875.00     185,300 N              X            1,2        185,300
CYBEX INTERNATIONAL INC      COMMON    23252E106  $   185,503.00      50,136 N              X            1,2         50,136
CALL DELTA AIR NOV 5         CALL O    2473614KA  $    14,237.50      33,500 C              X            1,2         33,500
DIGITAL LEARNING MANAGEMEN   OTC EQ    25387C103  $    29,200.00      80,000 N              X            1,2         80,000
D & K HEALTHCARE RESOURCES   OTC EQ    232861104  $   502,350.00      51,000 N              X            1,2         51,000
DAN RIVER INC-GA CL A        OTC EQ    235774106  $     4,706.00     470,625 N              X            1,2        470,625
FIRST CASH FINANCIAL SERVI   OTC EQ    31942D107  $16,445,832.00     821,060 N              X            1,2        821,060
GAMETECH INTERNATIONAL INC   OTC EQ    36466D102  $ 4,813,386.00     988,375 N              X            1,2        988,375
HOLLY CORP NEW               COMMON    435758305  $ 7,650,000.00     300,000 N              X            1,2        300,000
HYPERCOM CORP                COMMON    44913M105  $ 3,036,870.00     411,500 N              X            1,2        411,500
INTERNET CAPITAL GRP INC     OTC EQ    46059C205  $ 1,232,574.00     190,801 N              X            1,2        190,801
INNOVO GROUP INC WTS EX @$   OTC EQ    INNOWAR    $   118,400.00     160,000 N              X            1,2        160,000
IRSA INVERSIONES Y           COMMON    450047204  $   867,770.00     107,000 N              X            1,2        107,000
LONGS DRUG STORES CORP       COMMON    543162101  $ 2,676,520.00     110,600 N              X            1,2        110,600
LYONDELL PETROCHEMICAL CO    COMMON    552078107  $13,476,000.00     600,000 N              X            1,2        600,000
MIKOHN GAMING CORP           OTC EQ    59862K108  $ 5,869,954.00   1,012,061 N              X            1,2       1,012,061
MONRO MUFFLER BRAKE INC      OTC EQ    610236101  $ 2,283,325.00     104,500 N              X            1,2        104,500
NCRIC GROUP INC              OTC EQ    62886P103  $ 1,488,399.00     174,900 N              X            1,2        174,900
NOVA CHEMICALS CORP          COMMON    66977W109  $13,545,000.00     350,000 N              X            1,2        350,000
NEW FRONTIER MEDIA INC       OTC EQ    644398109  $ 6,378,483.00     827,300 N              X            1,2        827,300
NBTY INC                     COMMON    628782104  $30,497,051.00   1,414,520 N              X            1,2       1,414,520
NORTHWEST AIRLINES CORP-CL   OTC EQ    667280101  $ 3,694,500.00     450,000 N              X            1,2        450,000
PEP BOYS-MANNY MOE & JACK    COMMON    713278109  $ 2,804,200.00     200,300 N              X            1,2        200,300
PEDIATRIX MEDICAL GROUP IN   COMMON    705324101  $32,240,830.00     587,800 N              X            1,2        587,800
PANTRY INC                   OTC EQ    698657103  $ 2,520,222.00     100,128 N              X            1,2        100,128
QC HOLDINGS INC              OTC EQ    74729T101  $ 3,584,250.00     225,000 N              X            1,2        225,000
QUAKER FABRIC CORP NEW       OTC EQ    747399103  $ 4,052,659.00     623,486 N              X            1,2        623,486
RESTORATION HARDWARE INC D   OTC EQ    760981100  $   388,500.00      75,000 N              X            1,2         75,000
POORE BROTHERS INC           OTC EQ    732813100  $   108,625.00      39,500 N              X            1,2         39,500
SONUS NETWORKS INC           OTC EQ    835916107  $   259,177.00      46,035 N              X            1,2         46,035
STEINER LEISURE LTD          OTC EQ    P8744Y102  $20,849,427.00     943,413 N              X            1,2        943,413
SYKES ENTERPRISES INC        OTC EQ    871237103  $ 4,348,011.00     947,279 N              X            1,2        947,279
CALL TENET HEALTH JAN 25     CALL O    88033X5AE  $     4,000.00     160,000 C              X            1,2        160,000
***PERUSAHAAN PERSEROAN      COMMON    715684106  $ 8,885,687.00     502,300 N              X            1,2        502,300
TRANS WORLD ENTERTAINMENT    OTC EQ    89336Q100  $   275,680.00      28,217 N              X            1,2         28,217
TWEETER HOME ENTMT GROUP I   OTC EQ    901167106  $ 1,582,565.00     280,100 N              X            1,2        280,100
UNIFI INC                    COMMON    904677101  $ 6,605,160.00   2,897,000 N              X            1,2       2,897,000
UST INC                      COMMON    902911106  $ 3,019,500.00      75,000 N              X            1,2         75,000
WEBZEN INC                   OTC EQ    94846M102  $ 6,808,973.00   1,107,150 N              X            1,2       1,107,150
ZARLINK SEMICONDUCTOR INC    COMMON    989139100  $ 1,511,667.00     498,900 N              X            1,2        498,900
                                                  --------------
                                                     305,599,292